Commitments Registration Rights - Additional Information (Details) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 23, 2022	Jan. 25, 2021	Jan. 28, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	May 04, 2022	Jan. 01, 2020
Equity Commitments [Line Items]
Common stock, shares issued				0		0		0	0
Operating Lease, Rental Expense								$ 32,000	$ 65,000
Common stock, value				$ 0		$ 0		$ 0	$ 0
Common stock, par value				$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Rent expense				$ 8,000	$ 8,000	$ 24,000	$ 24,000
Warrants And Rights Outstanding Term	5 years
LMF ACQUISITION OPPORTUNITIES, INC.
Equity Commitments [Line Items]
Warrants And Rights Outstanding Term	5 years
Tumim Stone Capital [Member] | Common Stock Purchase Agreement [Member]
Equity Commitments [Line Items]
Common stock, value	$ 100,000,000
Commitment fee payable amount	2,500,000
Maxim Or Designees [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Equity Commitments [Line Items]
Stock Issued		$ 1,000
PIPE Investors [Member] | PIPE Warrants [Member]
Equity Commitments [Line Items]
Aggregate purchase price of warrants	7,000,000
PIPE Investors [Member] | LMF ACQUISITION OPPORTUNITIES, INC. | PIPE Warrants [Member]
Equity Commitments [Line Items]
Aggregate purchase price of warrants	$ 7,000,000
Common Class A [Member] | PIPE Warrants [Member]
Equity Commitments [Line Items]
Stock issued	700,000
Common Class A [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Equity Commitments [Line Items]
Common stock, shares issued				103,500		103,500		103,500
Common stock, value				$ 10		$ 10		$ 10	$ 0
Common stock, par value				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common Class A [Member] | Maxim Or Designees [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Equity Commitments [Line Items]
Common stock, shares issued		103,500
Common Class A [Member] | PIPE Investors [Member]
Equity Commitments [Line Items]
Stock issued	700,000
Common stock, par value	$ 10
Warrants per share	$ 11.5
Common Class A [Member] | PIPE Investors [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Equity Commitments [Line Items]
Stock issued	700,000
Common stock, par value	$ 10
Warrants per share	$ 11.5
IPO and Private Placement [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Equity Commitments [Line Items]
Proceeds from sale held in trust			$ 105,570,000
Underwriting discount			2,070,000
Deferred underwriting fee			$ 3,622,500